   PSEQ-1-201
   PSEQ-1-201x

                             JPMORGAN EQUITY FUNDS
                         SUPPLEMENT DATED MAY 24, 2001
                            CLASS A, B AND C SHARES
                       PROSPECTUS DATED FEBRUARY 28, 2001

SMALL CAP EQUITY FUND

   On April 26, 2001, the board of trustees approved the re-opening of the Small Cap Equity Fund to new investors effective May 29, 2001. Depending on market conditions, the Fund may opt to close to new investors in the future.

                                                                    SUP-PSEQ-501

   PSDI-1-201
   PSDI-1-201x

                                 JPMORGAN FUNDS
                         SUPPLEMENT DATED MAY 24, 2001
                              INSTITUTIONAL SHARES
                       PROSPECTUS DATED FEBRUARY 28, 2001

SMALL CAP EQUITY FUND

   On April 26, 2001, the board of trustees approved the re-opening of the Small Cap Equity Fund to new investors effective May 29, 2001. Depending on market conditions, the Fund may opt to close to new investors in the future.

                                                                    SUP-PSDI-501